Investments in Associates - Non-insurance associates and joint ventures (Details) € in Millions, $ in Millions, රු in Billions								12 Months Ended
	Apr. 21, 2025 USD ($)	Mar. 28, 2025 USD ($)	Feb. 20, 2025 USD ($) installment	Dec. 20, 2024	Dec. 19, 2024	Nov. 01, 2024 USD ($) shares	Nov. 01, 2024 $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 LKR (රු)
Investments in Associates
Cash consideration								$ 1,281.7		$ 630.0
Sales of investments in associates								630.0		682.7
Investments in associates, at fair value								11,057.7		8,144.8
Digitide
Investments in Associates
Investments in associates, at fair value								148.3
Bluspring
Investments in Associates
Investments in associates, at fair value								52.6
Blizzard Vacatia
Investments in Associates
Percentage of interests acquired												50.00%
Equity interests of acquirer, common shares												$ 25.0
Purchase consideration												$ 835.0
Sigma companies international corp
Investments in Associates
Total consideration received from sale of interests in associates		$ 327.1
Realized gain on sale of investments		178.7
Stelco Holdings Inc.
Investments in Associates
Total consideration received from sale of interests in associates						$ 638.1
Realized gain on sale of investments						$ 343.7
Non-insurance associates and joint ventures
Investments in Associates
Dividends and distributions received								938.1		409.8
Non-insurance associates and joint ventures | Marval Guru Fund
Investments in Associates
Investment in managed fund										100.4	$ 50.0
Non-insurance associates and joint ventures | Waterous Energy Fund III
Investments in Associates
Cash consideration								588.4
Cash distributions received								365.6
Non-insurance associates and joint ventures | Eurobank
Investments in Associates
Dividend received								203.8	€ 179.3
Sales of investments in associates								$ 248.5	€ 232.9
Percentage of interest sold								32.20%	32.20%
Realized gain on sale of investments								$ 58.5
Number of shares sold | shares								96,900,000
Maximum regulatory percentage of equity ownership								33.30%	33.30%
Non-insurance associates and joint ventures | Quess
Investments in Associates
Distribution relating to the spin off of subsidiaries of Quess								$ 200.9
Ownership percentage	34.80%
Non-insurance associates and joint ventures | Digitide
Investments in Associates
Investments in associates, at fair value	$ 148.3
Ownership percentage	34.80%
Non-insurance associates and joint ventures | Bluspring
Investments in Associates
Investments in associates, at fair value	$ 52.6
Ownership percentage	34.80%
Non-insurance associates and joint ventures | Sigma companies international corp
Investments in Associates
Aggregate consideration received		327.1
Sales of investments in associates		284.1
Investments in associates, at fair value		$ 43.0
Ownership percentage		16.10%
Realized gain on sale of investments		$ 178.7
Non-insurance associates and joint ventures | Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage				100.00%	42.60%
Non-insurance associates and joint ventures | Stelco Holdings Inc.
Investments in Associates
Sale price per share | $ / shares							$ 60
Number of shares of acquiring entity to be received for each share of associate entity sold | shares						0.454
Total consideration received from sale of interests in associates						$ 638.1
Realized gain on sale of investments						$ 343.7
Non-insurance associates and joint ventures | John Keells Holdings PLC
Investments in Associates
Investments in associates, at fair value										$ 175.3			රු 54.3
Ownership percentage										19.50%
Voting rights held in associate										24.50%
Non-insurance associates and joint ventures | Fairfax India | Bangalore Airport
Investments in Associates
Percentage of interests acquired			10.00%
Cash consideration for acquisition of shares			$ 255.0
Number of Installments | installment			3
Ownership percentage			74.00%